Organization and nature of business	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and nature of business

Note 1 – Organization and nature of business

Unusual Machines, Inc., formerly AerocarveUS Corporation, (“the Company”) is a corporation engaged in the commercial drone industry. The Company was originally formed as a limited liability company registered with the Department of State under the laws of the Commonwealth of Puerto Rico on July 11, 2019.